Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration of risk
Cash, cash equivalents and restricted cash	¥ 729,604	$ 111,816	¥ 954,136	$ 146,228	¥ 1,126,407	¥ 632,439
Minimum
Concentration of risk
Customers instalment period	3 months
Maximum
Concentration of risk
Customers instalment period	12 months
Concentrations of credit risk | cash and cash equivalents | PRC, excluding Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash	¥ 700,530		937,251
Concentrations of credit risk | cash and cash equivalents | Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash	21,593		8,956
Concentration of foreign currency risks | cash and cash equivalents | RMB
Concentration of risk
Cash and time deposits	¥ 612,888		¥ 681,203